FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2021	2020

Cash and Cash Equivalents	$8,470	$5,397
Cash restricted	60	192
Trade receivables	857	196
Other Accounts Receivable	434	353
Total	$9,821	$6,138

SCHEDULE OF LIQUIDITY RISKS
Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$989	$989	$-
Other accounts payable	$1,099	$704	$395
Loans	$641	$158	$483
Lease liability	$277	$126	$151